8. Income Taxes (Details - rate)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Tax Disclosure [Abstract]
U.S. statutory income tax rate	21.00%	21.00%
Change in valuation allowance on deferred tax assets	(21.00%)	(21.00%)
Provision for income tax	0.00%	0.00%